Contracts in Progress (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Contractors [Abstract]
Costs in excess of billings and billings in excess of costs
Contracts in progress were as follows as of the dates indicated (in thousands):

	September 30, 2019	December 31, 2018
Costs on contracts in progress	$1,189,496	$935,820
Estimated earnings on contracts in progress	111,451	76,883
Revenue on contracts in progress	1,300,947	1,012,703
Less: billings on contracts in progress	(1,263,221)	(1,027,816)
Net underbillings (overbillings)	$37,726	$(15,113)

The above amounts have been included in the accompanying condensed consolidated balance sheets under the following captions (in thousands):

	September 30, 2019	December 31, 2018
Costs and estimated earnings in excess of billings on uncompleted contracts	$109,540	$47,121
Billings in excess of costs and earnings on uncompleted contracts	(71,814)	(62,234)
Net underbillings (overbillings)	$37,726	$(15,113)

Contracts in progress were as follows as of the dates indicated:

	December 31,
(in thousands)	2018	2017
Costs on contracts in progress	$935,820	$861,050
Estimated earnings on contracts in progress	76,883	131,997
Revenue on contracts in progress	1,012,703	993,047
Less: billings on contracts in progress	(1,027,816)	(981,832)
Net (over) under billings	$(15,113)	$11,215

The above amounts have been included in the consolidated balance sheets under the following captions:

	December 31,
(in thousands)	2018	2017
Costs and estimated earnings in excess of billings on uncompleted contracts	$47,121	$18,613
Billings in excess of costs and estimated earnings on uncompleted contracts	(62,234)	(7,398)
Net (over) under billings	$(15,113)	$11,215